Fair Value of Financial Instruments and Trading-Related Revenue	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Fair Value of Financial Instruments and Trading-Related Revenue
Note 17: Fair Value of Financial Instruments and Trading-Related Revenue
We record assets and liabilities held for trading, assets and liabilities designated at fair value, derivatives, certain equity and debt securities and securities sold but not yet purchased at fair value, and other non-trading
assets and liabilities at amortized cost less allowances or write-downs for impairment. The fair values presented in this note are based upon the amounts estimated for individual assets and liabilities and do not include an estimate of the fair value of any of the legal entities or underlying operations that comprise our business. For certain portfolios of financial instruments where we manage exposures to similar and offsetting risks, fair value is determined on the basis of our net exposure to that risk.
Fair value represents an estimate of the amount that we would receive, or would be payable in the case of a liability, in an orderly transaction between willing parties at the measurement date. The fair value amounts disclosed represent point-in-time
estimates that may change in subsequent reporting periods due to changes in market conditions or other factors. Some financial instruments are not typically exchangeable or exchanged and therefore it is difficult to determine their fair value. Where there is no quoted market price, we determine fair value using management’s best estimates based on a range of valuation techniques and assumptions; since these involve uncertainties, the fair values may not be realized in an actual sale or immediate settlement of the asset or liability.

Governance Over the Determination of Fair Value
Senior executive oversight of our valuation processes is provided through various valuation
and risk committees. In order to ensure that all financial instruments carried at fair value are accurately and appropriately measured for risk management and financial reporting purposes, we have established governance structures and controls, such as model validation and approval, independent price verification (IPV) and profit or loss attribution analysis (PAA), consistent with industry practice. These controls are applied independently of the relevant operating groups.
We establish valuation methodologies for each type of financial instrument that is required to be measured at fair value. The application of valuation models for products or portfolios is subject to independent approval to ensure only validated models are used. The impact of known limitations of models and data inputs is also monitored on an ongoing basis. IPV is a process that regularly and independently verifies the accuracy and appropriateness of market prices or model inputs used in the valuation of financial instruments. This process assesses fair values using a variety of different approaches to verify and validate the valuations. PAA is a daily process carried out by management to identify and explain changes in fair value positions across all operating lines of business within BMO CM. This process works in concert with other processes to ensure that the fair values being reported are reasonable and appropriate.
Securities
For traded securities, quoted market value is considered to be fair value. Quoted market value is based on bid or ask prices, depending on which is the most appropriate to measure fair value. Securities for which
no active market exists are valued using all reasonably available market information. Our fair value methodologies are described below.
Government Securities
The fair value of debt securities issued or guaranteed by governments in active markets is determined by reference to recent transaction prices, broker quotes or third-party vendor prices. The fair value of securities that are not traded in an active market is modelled using implied yields derived from the prices of similar actively traded government securities and observable spreads.
Mortgage-Backed Securities and Collateralized Mortgage Obligations
The fair value of MBS and CMO is determined using prices obtained from independent third-party vendors, broker quotes and relevant market indices, as applicable. If such prices are not available, fair value is determined using cash flow models that make maximum use of observable market inputs or benchmark prices for similar instruments. Valuation assumptions for MBS and CMO include discount rates, default rates, expected prepayments, credit spreads and recoveries.
Corporate Debt Securities
The fair value of corporate debt securities is determined using prices observed in the most recent transactions. When observable quoted prices are not available, fair value is determined based on discounted cash flow models using discounting curves and spreads obtained from independent dealers, brokers and third-party vendors.
Trading Loans
The fair value of trading loans is determined by referring to current market prices for the same or similar instruments.
Corporate Equity Securities
The fair value of corporate equity securities is determined using quoted prices in active markets, where available. Where quoted prices in active markets are not readily available, fair value is determined using either quoted market prices for similar securities or by using valuation techniques, which include discounted cash flow analysis and earnings multiples.
Privately Issued Securities
Privately issued debt and equity securities are valued using prices observed in recent market transactions, where available. Otherwise, fair value is derived from valuation models using a market or income approach. These models consider various factors, including projected cash flows, earnings, revenue and other third-party evidence, as available. The fair value of our privately issued securities includes net asset values published by third-party fund managers, as applicable.
Prices obtained from dealers, brokers and third-party vendors are corroborated as part of our independent review process, which may include using valuation techniques or obtaining consensus or composite prices from other pricing services. We validate the estimates of fair value by obtaining multiple third-party quotes for external market prices and input values. We review the approach taken by third-party vendors to ensure that they employ a valuation model that maximizes the use of observable inputs such as benchmark yields, bid-ask
spreads, underlying collateral,
weighted-average
terms to maturity and prepayment rate assumptions. Fair value estimates from internal valuation techniques are verified, where possible, by reference to prices obtained from third-party vendors.
Loans
In determining the fair value of our fixed rate performing loans, other than credit card loans, we discount the remaining contractual cash flows, adjusted for estimated prepayment, at market interest rates currently offered for loans with similar terms and credit risk profiles. For credit card performing loans, fair value is considered to be equal to carrying value, due to their short-term nature.
For floating rate performing loans, changes in interest rates have minimal impact on fair value since interest rates are repriced or reset frequently. On that basis, fair value is assumed to be equal to carrying value.
The fair value of loans is not adjusted to reflect any credit protection purchased to mitigate credit risk.

Derivative Instruments
A number of valuation techniques are employed to estimate fair value, including discounted cash flow analysis, the Black-Scholes model, Monte Carlo simulation and other accepted market models. These independently validated models incorporate current market data for interest rates, foreign exchange rates, equity and commodity prices and indices, credit spreads, recovery rates, corresponding market volatility levels, spot prices, correlation levels and other market-based pricing factors. Option implied volatilities, an input into many valuation models, are either obtained directly from market sources or calculated from market prices. Multi-contributor pricing sources are used wherever possible.
In determining the fair value of complex and customized derivatives, we consider all reasonably available information, including dealer and broker quotes, multi-contributor pricing sources and any relevant observable market inputs. Our models calculate fair value based on inputs specific to the type of contract, which may include share prices, correlation for multiple assets, interest rates, foreign exchange rates, yield curves and volatilities.
We calculate a credit valuation adjustment (CVA) to recognize the credit risk related to the possibility that the counterparty may not ultimately be able to fulfill its derivative obligations. The CVA is derived from market-observed credit spreads or proxy credit spreads and our assessment of the net counterparty credit risk exposure, taking into account credit mitigants such as collateral, master netting agreements and novation to central counterparties. We also calculate a funding valuation adjustment (FVA) to recognize the implicit funding costs associated with over-the-counter
derivative positions. The FVA is determined by reference to our own funding spreads.
Deposits
In determining the fair value of our deposits, we incorporate the following assumptions:
•
For fixed rate, fixed maturity deposits, we discount the remaining contractual cash flows related to these deposits, adjusted for expected redemptions, at market interest rates currently offered for deposits with similar terms and risk profiles. The fair value of our senior note liabilities and covered bonds is determined by referring to current market prices for similar instruments or using valuation techniques, such as discounted cash flow models that use market interest rate yield curves and funding spreads.

•	For fixed rate deposits with no defined maturities, we consider fair value to equal carrying value, since carrying value is equivalent to the amount payable on the reporting date.
•	For floating rate deposits, changes in interest rates have minimal impact on fair value, since deposits reprice to market frequently. On that basis, fair value is considered to equal carrying value.
Certain of our structured note liabilities that have coupons or repayment terms linked to the performance of interest rates, foreign currencies, commodities or equity securities have been designated at FVTPL. The fair value of these structured notes is estimated using internally validated valuation models incorporating observable market prices for identical or comparable securities, as well as other inputs, such as interest rate yield curves, option volatilities and foreign exchange rates, where appropriate. Where observable market prices or inputs are not available, management judgment is required to determine the fair value by assessing other relevant sources of information, such as historical data and proxy information from similar transactions.
Securities Sold But Not Yet Purchased
The fair value of these obligations is based on the fair value of the underlying securities, which can be equity or debt securities. As these obligations are fully collateralized, the method used to determine fair value would be the same as that used for the relevant underlying equity or debt securities.
Securitization and Structured Entities’ Liabilities
The determination of the fair value of our securitization and structured entities’ liabilities is based on quoted market prices or quoted market prices for similar financial instruments, where available. Where quoted prices are not available, fair value is determined using valuation techniques, such as discounted cash flow models, that maximize the use of observable inputs.
Subordinated Debt
The fair value of our subordinated debt is determined by referring to current market prices for the same or similar instruments.
Financial Instruments with a Carrying Value Approximating Fair Value
Carrying value is considered to be a reasonable estimate of fair value for our cash and cash equivalents.
The carrying value of certain financial assets and liabilities, such as interest bearing deposits with banks, securities borrowed or purchased under resale agreements, customers’ liability under acceptances and certain other assets, as well as acceptances, securities lent or sold under repurchase agreements and certain other liabilities, is a reasonable estimate of fair value because of their short-term nature or because they are frequently repriced to current market rates. These items are therefore excluded from the table below.
Fair Value Hierarchy
We categorize financial instruments in a fair value hierarchy according to the inputs we use in valuation techniques to measure fair value.

BMO Financial Group 206th Annual Report 2023	193

Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet

Set out in the following table are the fair values of financial instruments not carried at fair value in our Consolidated Balance Sheet.

(Canadian $ in millions)		2023		2022
	Carrying value	Fair value (6)	Carrying value	Fair value (6)
Securities (1)

Amortized cost	116,814	104,171	106,590	94,832

Loans (1)(2)
Residential mortgages	175,350	167,863	148,569	142,526
Consumer instalment and other personal	103,265	101,021	85,612	83,948
Credit cards	11,893	11,893	9,387	9,387
Business and government	358,527	356,842	302,079	300,173
	649,035	637,619	545,647	536,034

Deposits (3)	873,831	870,573	742,419	739,339
Securitization and structured entities’ liabilities (4)	24,631	23,739	25,816	24,989
Other liabilities (5)	4,160	3,287	4,088	3,181
Subordinated debt	8,228	7,849	8,150	7,743

(1)	Carrying value is net of ACL.
(2)
Excludes $1,676 million of residential mortgages classified as FVTPL, $5,720 million of business and government loans classified as FVTPL and $58 million of business and government loans classified as FVOCI ($176 million, $5,496 million and $60 million
,
respectively, as at October 31, 2022).

(3)
Excludes $35,300 million of structured note liabilities ($26,305 million as at October 31, 2022), $341 million of structured deposits ($536 million as at October 31, 2022) and $204 million of metals deposits ($218 million as at October 31, 2022) measured at fair value.

(4)	Excludes $2,463 million of securitization and structured entities’ liabilities classified as FVTPL ($1,252 million as at October 31, 2022).
(5)	Other liabilities include certain other liabilities of subsidiaries.
(6)
If financial instruments not carried at fair value were categorized based on the fair value hierarchy, all of these financial instruments would be categorized as Level 2, except for amortized cost securities, which would have $21,229 million categorized as Level 1 ($39,622 million as at October 31, 2022
)
and $82,942 million categorized as Level 2 ($55,210 million as at October 31, 2022).

Valuation Techniques and Significant Inputs
We determine the fair value of publicly traded fixed maturity debt and equity securities using quoted prices in active markets (Level 1) when these are available. When quoted prices in active markets are not available, we determine the fair value of financial instruments using models such as discounted cash flows, with observable market data for inputs, such as yields or broker quotes and other third-party vendor quotes (Level 2). Fair value may also be determined using models where significant observable market data is not available due to inactive markets or minimal
market activity (Level 3). We maximize the use of observable market inputs to the extent possible.
Our Level 2 trading securities are primarily valued using discounted cash flow models with observable spreads or broker quotes. The fair value of Level 2 FVOCI securities is determined using discounted cash flow models with observable spreads or third-party vendor quotes. Level 2 structured note liabilities are valued using models with observable market information. Level 2 derivative assets and liabilities are valued using industry-standard models and observable market information.

The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models without observable market information as inputs (Level 3) in the valuation of securities, residential mortgages, business and government loans classified as FVTPL and FVOCI, other assets, fair value liabilities, derivative assets and derivative liabilities is presented in the following table:

(Canadian $ in millions)	2023				2022
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	6,728	3,898	–	10,626	6,981	3,955	–	10,936
Canadian provincial and municipal governments	3,560	3,470	–	7,030	1,120	4,990	–	6,110
U.S. federal government	8,645	11,687	–	20,332	7,326	9,373	–	16,699
U.S. states, municipalities and agencies	–	279	–	279	56	83	–	139
Other governments	408	2,167	–	2,575	1,085	2,885	–	3,970
NHA MBS, and U.S. agency MBS and CMO	–	22,973	896	23,869	–	13,327	985	14,312
Corporate debt	2,551	9,071	112	11,734	1,445	8,144	3	9,592
Trading loans	3	447	–	450	–	346	–	346
Corporate equity	47,422	202	37	47,661	46,073	–	–	46,073
	69,317	54,194	1,045	124,556	64,086	43,103	988	108,177
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	211	5	–	216	319	174	–	493
Canadian provincial and municipal governments	445	722	–	1,167	36	1,044	–	1,080
U.S. federal government	5	2,083	–	2,088	–	4	–	4
Other governments	–	48	–	48	–	87	–	87
NHA MBS, and U.S. agency MBS and CMO	–	19	–	19	–	8	–	8
Corporate debt	25	7,308	27	7,360	62	6,409	8	6,479
Corporate equity	809	805	4,208	5,822	1,440	6	4,044	5,490
	1,495	10,990	4,235	16,720	1,857	7,732	4,052	13,641
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	13,297	6,850	–	20,147	3,544	8,757	–	12,301
Canadian provincial and municipal governments	610	4,445	–	5,055	972	3,599	–	4,571
U.S. federal government	727	5,153	–	5,880	1,443	1,667	–	3,110
U.S. states, municipalities and agencies	–	5,301	–	5,301	–	3,713	1	3,714
Other governments	480	6,489	–	6,969	1,795	4,616	–	6,411
NHA MBS, and U.S. agency MBS and CMO	–	15,765	–	15,765	–	9,268	–	9,268
Corporate debt	406	3,145	–	3,551	355	3,678	–	4,033
Corporate equity	–	–	160	160	–	–	153	153
	15,520	47,148	160	62,828	8,109	35,298	154	43,561
Loans
Residential mortgages	–	1,676	–	1,676	–	176	–	176
Business and government loans	–	5,592	186	5,778	–	5,536	20	5,556
	–	7,268	186	7,454	–	5,712	20	5,732
Other Assets (1)	6,020	33	397	6,450	4,148	60	49	4,257
Fair Value Liabilities
Securities sold but not yet purchased	20,989	22,792	–	43,781	18,465	22,514	–	40,979
Structured note liabilities (2)	–	35,300	–	35,300	–	26,305	–	26,305
Structured deposits (3)	–	341	–	341	–	536	–	536
Other liabilities (4)	1,479	3,250	5	4,734	1,179	2,298	2	3,479
	22,468	61,683	5	84,156	19,644	51,653	2	71,299
Derivative Assets
Interest rate contracts	21	13,329	–	13,350	80	12,682	–	12,762
Foreign exchange contracts	28	19,861	–	19,889	21	22,475	26	22,522
Commodity contracts	668	1,349	5	2,022	1,514	4,810	–	6,324
Equity contracts	58	4,632	–	4,690	939	5,552	–	6,491
Credit default swaps	–	25	–	25	–	61	–	61
	775	39,196	5	39,976	2,554	45,580	26	48,160
Derivative Liabilities
Interest rate contracts	52	17,749	–	17,801	58	16,540	–	16,598
Foreign exchange contracts	1	19,204	–	19,205	2	25,108	–	25,110
Commodity contracts	589	1,067	1	1,657	1,523	2,066	–	3,589
Equity contracts	160	11,335	8	11,503	1,203	13,381	–	14,584
Credit default swaps	–	25	2	27	–	73	2	75
	802	49,380	11	50,193	2,786	57,168	2	59,956

(1)	Other assets include precious metals, segregated fund assets in our insurance business, carbon credits, certain receivables and other items measured at fair value.
(2)	This represents the structured note liabilities included in deposits that have been designated at FVTPL.
(3)	This represents certain embedded options related to structured deposits carried at amortized cost.
(4)
Other liabilities include investment contract liabilities and segregated fund liabilities in our insurance business, certain payables and metals deposits that have been designated at FVTPL, as well as certain securitization and structured entities’
liabilities
measured
at FVTPL.

Quantitative Information about Level 3 Fair Value Measurements
The table below presents the fair values of our significant Level 3 financial instruments, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations. We have not applied any other reasonably possible alternative assumptions to the significant Level 3 categories of private equity investments, as the net asset values are provided by the investment or fund managers.

(Canadian $ in millions except as noted)							2023
	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	Significant unobservable inputs		Range of input values (1)
						Low	High
Private equity	Corporate equity	4,208	Net asset value	Net asset value		na	na
			EV/EBITDA	Multiple		3x	23x
NHA MBS, U.S. agency MBS and CMO	NHA MBS, U.S. agency MBS and CMO	896	Discounted cash flows	Prepayment rate		2%	65%
			Market comparable	Comparability adjustment	(2)	0.31	0.92

							2022
Private equity	Corporate equity	4,044	Net asset value	Net asset value		na	na
			EV/EBITDA	Multiple		5x	19x
NHA MBS, U.S. agency MBS and CMO	NHA MBS, U.S. agency MBS and CMO	985	Discounted cash flows	Prepayment rate		3%	47%
			Market comparable	Comparability adjustment	(2)	0.32	0.88

(1)
The low and high input values represent the lowest and highest actual level of inputs used to value a group of financial instruments in a particular product category. These value ranges do not reflect the level of input uncertainty but are affected by the specific underlying instruments within each product category. The value ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.

(2)	Range of input values represents price per security adjustment (Canadian $).
Certain comparative figures have been reclassified to conform with the current year’s presentation.
na – not applicable
Significant Unobservable Inputs in Level 3 Instrument Valuations
Net Asset Value
Net asset value represents the estimated value of a security based on valuations received from the investment or fund manager. As no observable price is available for most private equity securities, the valuation is based on the economic benefit we expect to derive from our investment.
EV/EBITDA Multiple
The fair value of private equity and merchant banking investments is derived by calculating an enterprise value (EV) using the EV/EBITDA multiple and then proceeding through a waterfall of the company’s capital structure to determine the value of the assets or securities we hold. The EV/EBITDA multiple is determined using judgment in considering factors such as multiples for comparable listed companies, recent transactions and company-specific factors, as well as liquidity discounts that account for the lack of active trading in these assets and securities.
Prepayment Rates
Discounted cash flow models are used to determine the fair values of our NHA MBS and U.S. agency MBS and CMO. The cash flow model includes assumptions related to conditional prepayment rates, constant default rates and percentage loss on default. Prepayment rates impact our estimate of future cash flows. Changes in the prepayment rate tend to be negatively correlated with interest rates. In other words, an increase in the prepayment rate will result in a higher fair value when the asset interest rate is lower than the current reinvestment rate. A decrease in the prepayment rate will result in a lower fair value when the asset interest rate is higher than the current reinvestment rate.
Comparability Adjustment
Market comparable pricing is used to evaluate the fair values of NHA MBS and U.S. agency MBS and CMO. This technique involves obtaining prices from third parties for similar instruments and applying adjustments to reflect recent transaction prices and instrument specific characteristics.
Significant Transfers
Our policy is to record transfers of assets and liabilities between fair value hierarchy levels at their fair values as at the end of each reporting period, consistent with the date of the determination of fair value. Transfers between the various fair value hierarchy levels reflect changes in the availability of quoted market prices or observable market inputs that result from changes in market conditions. Transfers from Level 1 to Level 2 were due to reduced observability of the inputs used to value the securities. Transfers from Level 2 to Level 1 were due to increased availability of quoted prices in active markets.
The following table presents significant transfers between Level 1 and Level 2 for the years ended October 31, 2023 and 2022.

(Canadian $ in millions)		2023		2022
	Level 1 to Level 2	Level 2 to Level 1	Level 1 to Level 2	Level 2 to Level 1
Trading securities	10,926	19,119	10,983	13,062
FVTPL securities	1,301	993	607	522
FVOCI securities	7,078	9,295	16,452	11,895
Securities sold but not yet purchased	9,211	15,704	9,499	14,623
Changes in Level 3 Fair Value
Measurements
The tables below present a reconciliation of all changes in Level 3 financial instruments for the years ended October 31, 2023 and 2022, including realized and unrealized gains (losses) included in earnings and other comprehensive income, as well as transfers into and out of Level 3. Transfers from Level 2 to Level 3 were due to an increase in unobservable market inputs used in pricing the securities. Transfers from Level 3 to Level 2 were due to an increase in observable market inputs used in pricing the securities.

		Change in fair value			Movements		Transfers
For the year ended October 31, 2023 (Canadian $ in millions)	Balance October 31, 2022	Included in earnings	Included in other comprehensive income (1)	Purchases/ Issuances (3)	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair value as at October 31, 2023	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	985	(137)	8	682	(473)	–	378	(547)	896	(103)
Corporate debt	3	–	1	39	(7)	–	85	(9)	112	–
Corporate equity	–	–	–	–	–	–	37	–	37	–
Total trading securities	988	(137)	9	721	(480)	–	500	(556)	1,045	(103)
FVTPL Securities
Corporate debt	8	–	–	19	–	–	–	–	27	1
Corporate equity	4,044	(233)	45	2,784	(349)	(1)	15	(2,097)	4,208	(39)
Total FVTPL securities	4,052	(233)	45	2,803	(349)	(1)	15	(2,097)	4,235	(38)
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	–	–	–	–	(1)	–	–	–	na
Corporate equity	153	–	1	7	(1)	–	–	–	160	na
Total FVOCI securities	154	–	1	7	(1)	(1)	–	–	160	na
Business and Government Loans	20	–	4	259	–	(97)	–	–	186	–
Other Assets	49	1	–	358	–	(11)	–	–	397	2
Derivative Assets
Foreign exchange contracts	26	(17)	–	–	–	(9)	–	–	–	9
Commodity contracts	–	(8)	–	13	–	–	–	–	5	(8)
Equity contracts	–	2	–	–	–	–	1	(3)	–	2
Total derivative assets	26	(23)	–	13	–	(9)	1	(3)	5	3
Other Liabilities	2	(1)	–	11	(4)	–	–	(3)	5	(1)
Derivative Liabilities
Foreign exchange contracts	–	12	–	–	–	(12)	–	–	–	(38)
Commodity contracts	–	1	–	–	–	–	–	–	1	1
Equity contracts	–	–	–	–	–	–	8	–	8	–
Credit default swaps	2	–	–	–	–	–	–	–	2	–
Total derivative liabilities	2	13	–	–	–	(12)	8	–	11	(37)

		Change in fair value			Movements		Transfers
For the year ended October 31, 2022 (Canadian $ in millions)	Balance October 31, 2021	Included in earnings	Included in other comprehensive income (1)	Purchases/ Issuances	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair value as at October 31, 2022	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	675	(237)	76	1,045	(657)	–	444	(361)	985	(45)
Corporate debt	7	(2)	(1)	11	(5)	–	2	(9)	3	(1)
Corporate equity	–	–	–	–	–	–	–	–	–	–
Total trading securities	682	(239)	75	1,056	(662)	–	446	(370)	988	(46)

FVTPL Securities
Corporate debt	–	–	–	8	–	–	–	–	8	–
Corporate equity	2,442	231	176	1,450	(321)	–	66	–	4,044	274
Total FVTPL securities	2,442	231	176	1,458	(321)	–	66	–	4,052	274
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	–	–	–	–	–	–	–	1	na
Corporate equity	132	–	1	15	(1)	–	6	–	153	na
Total FVOCI securities	133	–	1	15	(1)	–	6	–	154	na
Business and Government Loans	6	–	–	15	–	(1)	–	–	20	–
Other Assets	–	–	–	49	–	–	–	–	49	–
Derivative Assets
Foreign exchange contracts	–	–	–	26	–	–	–	–	26	–
Commodity contracts	–	–	–	–	–	–	–	–	–	–
Equity contracts	–	–	–	–	–	–	–	–	–	–
Total derivative assets	–	–	–	26	–	–	–	–	26	–
Other Liabilities	–	–	–	2	–	–	–	–	2	–
Derivative Liabilities
Foreign exchange contracts	–	–	–	–	–	–	–	–	–	–
Commodity contracts	–	–	–	–	–	–	–	–	–	–
Equity contracts	–	–	–	–	–	–	–	–	–	–
Credit default swaps	2	–	–	–	–	–	3	(3)	2	–
Total derivative liabilities	2	–	–	–	–	–	3	(3)	2	–

(1)	Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
(2)	Changes in unrealized gains (losses) on trading and FVTPL securities still held on October 31, 2023 and 2022 are included in earnings for the year.
(3)
FVTPL securities include $
969
million of Federal Home Loan Bank (FHLB) and Federal Reserve Bank equity and $
587

million of investments in LIHTC entities, acquired as a result of our acquisition of Bank of the West.

Unrealized gains (losses) recognized on
Level
3 financial instruments may be offset by (losses) gains on economic hedge contracts
.
na – not applicable

Trading-Related Revenue
Trading assets and liabilities, including derivatives, securities and financial instruments designated at FVTPL, are measured at fair value, with gains and losses recognized in non-interest
revenue, trading revenues (losses), in our Consolidated Statement of Income. Trading-related revenue includes net interest income and non-interest
revenue and excludes underwriting fees and commissions on securities transactions, which are shown separately in our Consolidated Statement of Income.
Net interest income arises from interest and dividends related to trading assets and liabilities, and is reported net of interest expense associated with funding these assets and liabilities in the following table:

(Canadian $ in millions)	2023	2022
Interest rates	770	893
Foreign exchange	638	571
Equities	610	713
Commodities	192	189
Other (1)	(1,526)	7,556
Total trading-related revenue	684	9,922
Reported as:
Net interest income	900	1,672
Non-interest revenue – trading revenues (losses) (1)	(216)	8,250
Total trading-related revenue	684	9,922

(1)	Includes management of fair value changes on the purchase of Bank of the West. Refer to Note 10 for further information.